DEPOSITS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Summary of interest expense on deposits [Abstract]
Savings and interest bearing checking	$ 1,115,000	$ 1,056,000	$ 1,064,000
Time deposits under $100,000	1,628,000	1,586,000	2,467,000
Time deposits of $100,000 or more	2,198,000	1,367,000	1,436,000
Total	4,941,000	4,009,000	$ 4,967,000
Aggregate amount of time deposits of $250,000 or more	174,600,000	110,400,000
Time Deposits denominations amount	250,000	250,000
Summary of the maturity of time deposits [Abstract]
2017	363,382,000
2018	74,019,000
2019	19,838,000
2020	11,341,000
2021	15,685,000
2022 and thereafter	853,000
Total	485,118,000
Summary of reciprocal deposits [Abstract]
Demand	3,055,000	3,436,000
Money market	4,350,000	8,340,000
Time	31,252,000	38,431,000
Total	$ 38,657,000	$ 50,207,000